Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Class K Warrants [Member]
Warrant exercise price/share	$ 0.08	$ 0.08
Warrant expiration date	Jun-25	June 2025
Class K Warrants [Member]
Warrant exercise price/share	$ 0.11
Warrant expiration date	Aug-27	August 2027
Class L Warrants [Member]
Warrant exercise price/share	$ 0.08	$ 0.08
Warrant expiration date	May 2019	May 2019
Class N Warrants [Member]
Warrant exercise price/share	$ 0.11	$ 0.11
Warrant expiration date	June 2019	June 2019
Class O Warrants [Member]
Warrant exercise price/share	$ 0.11	$ 0.11
Warrant expiration date	June 2019	June 2019
Series A Warrants [Member]
Warrant exercise price/share	$ 0.03	$ 0.03
Warrant expiration date	May 2019	May 2019